General (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 05, 2025	Mar. 20, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General [Line Items]
Gross proceeds of Initial public offering			$ 8,224
Cash and cash equivalents			7,378
Accumulated deficit			(55,794)	(42,146)
Net income (loss)			$ (13,648)	$ 4,801	$ (4,132)
IPO [Member]
General [Line Items]
Gross proceeds of Initial public offering	$ 10,000
Ordinary shares Issues	1,250,000
Initial Public offering price per share	$ 8
Preferred Shares [Member]
General [Line Items]
Ordinary shares forward share split		2.5
Ordinary Shares [Member]
General [Line Items]
Forward share split		2.5-for-1
Ordinary Shares [Member] | IPO [Member]
General [Line Items]
Net proceeds	$ 8,048